Virtus Newfleet Intermediate Municipal Bond Fund

(formerly, Virtus Seix Investment Grade Tax-Exempt Bond Fund)

(the “Fund”),

a series of Virtus Asset Trust

Supplement dated June 15, 2026 to the Fund’s Summary Prospectus and the Virtus Asset Trust Statutory Prospectus, each dated April 28, 2026, as supplemented

IMPORTANT NOTICE TO INVESTORS

As previously disclosed to shareholders, effective after the close of business on June 12, 2026, Virtus Fixed Income Advisers, LLC (“VFIA”), the subadviser to the Fund, has transferred the employees involved in the day-to-day management of the Fund from its Seix Investment Advisors (“Seix”) division to its Newfleet Asset Management (“Newfleet”) division. Accordingly, the Fund has been renamed Virtus Newfleet Intermediate Municipal Bond Fund, and all references to Virtus Seix Investment Grade Tax-Exempt Bond Fund are hereby changed to reflect the new name. Because Seix and Newfleet are both operating divisions of VFIA, this is not a change in subadviser and will not impact the management of the Fund.

Also effective after the close of business on June 12, 2026, the Fund’s investment adviser has lowered the Fund’s investment advisory fee rates so that they are contractually 0.45% on the first billion of the Fund’s net assets and 0.40% on net assets over $1 billion. The resulting changes to the Fund’s prospectuses are described in more detail below.

-- End of Supplement Text --

Under “Fees and Expenses” in the Fund’s summary prospectus and the summary section of the statutory prospectus, the “Shareholder Fees” and “Annual Fund Operating Expenses” tables and associated footnotes are hereby replaced with the following:

Fees and Expenses

Shareholder Fees (fees paid directly from your investment)	Class A	Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	2.75%	None
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class I
Management Fees	0.45%	0.45%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	None
Other Expenses(a)	0.32%	0.37%
Total Annual Fund Operating Expenses	1.02%	0.82%
Less: Fee Waiver and/or Expense Reimbursement(b)	(0.35)%	(0.32)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(b)	0.67%	0.50%

(a)	Not included in the table are extraordinary expenses. If such amounts were reflected in this table, the Other Expenses would have been 0.33% for Class A Shares and 0.38% for Class I Shares.
(b)

The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 0.67% for Class A Shares and 0.50% for Class I Shares through April 30, 2027. Prior to April 30, 2027, only the fund’s Board may modify or terminate the expense limitation agreement. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the fund to exceed its expense limit in effect at the time of the waiver or reimbursement, and any in effect at the time of recapture, after repayment is taken into account.

Under “Fees and Expenses,” the “Example” table is hereby replaced with the following:

Example

Class	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$348	$563	$795	$1,463
Class I	Sold or Held	$57	$236	$430	$989

-- End of Supplement Data --

In the section “Management of the Funds” beginning on page 80 of the statutory prospectus, the Management Fees Section is hereby replaced in its entirety with the following:

Management Fees

Each fund pays the Adviser an investment management fee that is accrued daily against the value of the fund’s net assets at the following annual rates:

Fund	Management Fee
Virtus Ceredex Large-Cap Value Equity Fund	0.70%
Virtus Ceredex Mid-Cap Value Equity Fund	0.75%
Virtus Ceredex Small-Cap Value Equity Fund	0.75%
Virtus Seix Core Bond Fund	0.25%
Virtus Seix Floating Rate High Income Fund	0.45%
Virtus Seix High Yield Fund	0.45%
Virtus Seix Total Return Bond Fund	0.25%
Virtus Seix U.S. Government Securities Ultra-Short Bond Fund	0.20%
Virtus SGA International Growth Fund	0.85%
Virtus Silvant Large-Cap Growth Stock Fund	0.45%
Virtus Zevenbergen Innovative Growth Stock Fund	0.80%

The fees for the above funds are also subject to breakpoint discounts at the following asset levels for each fund:

First $500 million = none — no discount from full fee

Next $500 million = 5% discount from full fee

Next $4 billion = 10% discount from full fee

Over $5 billion = 15% discount from full fee

The Virtus Newfleet Intermediate Municipal Bond Fund pays the Adviser, an investment management fee that is accrued daily against the value of the fund’s net assets at the following annual rate:

Fund	First $1 billion	$1+ billion
Virtus Newfleet Intermediate Municipal Bond Fund	0.45%	0.40%

In the funds’ last fiscal year, each fund paid fees to VIA (after waivers) at the following percentage of average net assets:

Fund	Management Fee
Virtus Ceredex Large-Cap Value Equity Fund	0.70%
Virtus Ceredex Mid-Cap Value Equity Fund	0.72%
Virtus Ceredex Small-Cap Value Equity Fund	0.75%
Virtus Newfleet Intermediate Municipal Bond Fund	0.50%
Virtus Seix Core Bond Fund	0.25%
Virtus Seix Floating Rate High Income Fund	0.43%
Virtus Seix High Yield Fund	0.45%
Virtus Seix Total Return Bond Fund	0.25%
Virtus Seix U.S. Government Securities Ultra-Short Bond Fund	0.20%
Virtus SGA International Growth Fund	0.85%
Virtus Silvant Large-Cap Growth Stock Fund	0.45%
Virtus Zevenbergen Innovative Growth Stock Fund	0.80%

The disclosure under “The Subadvisers” in the section “Management of the Funds” on page 81 of the statutory prospectus is hereby amended by adding the following after the second paragraph:

The Newfleet division of VFIA acts as subadviser to mutual funds and as adviser to institutions and individuals. Newfleet Asset Management, LLC, which merged with and into VFIA on July 1, 2022, and the former portfolio management team of which now operates as the Newfleet division of VFIA, had been an investment adviser since 1989. As of December 31, 2025, the Newfleet division of VFIA had approximately $16.8 billion in assets under management.

The disclosure under “Portfolio Mangement” in the section “Management of the Funds” beginning on page 82 of the statutory prospectus is hereby amended by removing Dusty Self as a portfolio manager of Seix and adding the following after the Ceredex portfolio managers:

Newfleet

Virtus Newfleet Intermediate Municipal Bond Fund	Dusty Self (since 2018)

Dusty Self. Ms. Self is a Managing Director, Portfolio Manager, and Tax-Exempt Sector Head at Newfleet. Ms. Self also serves as Sector Head of Municipal Securities for Newfleet’s Multi-Sector Credit strategies. Prior to joining Newfleet in 2026, Ms. Self was Managing Director and Head of Tax-Exempt at Seix Investment Advisors, since 1992. Ms. Self began her career as a portfolio specialist and then as a performance analyst at Seix Investment Advisors’ predecessor firm. She has worked in investment management since 1992.

Investors should retain this supplement with the Prospectuses for future reference.

VAT 8622 / Seix IGTEB Name Change (6/26)

Virtus Newfleet Intermediate Municipal Bond Fund (the “Fund”),

formerly, Virtus Seix Investment Grade Tax-Exempt Bond Fund,

a series of Virtus Asset Trust

Supplement dated June 15, 2026 to the to the Statement of Additional Information (“SAI”),

dated April 28, 2026, as supplemented

IMPORTANT NOTICE TO INVESTORS

As previously disclosed to shareholders, effective after the close of business on June 12, 2026, Virtus Fixed Income Advisers, LLC (“VFIA”), the subadviser to the Fund, has transferred the employees involved in the day-to-day management of the Fund from its Seix Investment Advisors (“Seix”) division to its Newfleet Asset Management (“Newfleet”) division. Accordingly, the Fund has been renamed Virtus Newfleet Intermediate Municipal Bond Fund, and all references to Virtus Seix Investment Grade Tax-Exempt Bond Fund are hereby changed to reflect the new name. Because Seix and Newfleet are both operating divisions of VFIA, this is not a change in subadviser and will not impact the management of the Fund.

Also effective after the close of business on June 12, 2026, the Fund’s investment adviser has lowered the Fund’s investment advisory fee rates so that they are contractually 0.45% on the first billion of the Fund’s net assets and 0.40% on net assets over $1 billion. The resulting changes to the Fund’s SAI are described in more detail below.

The glossary entry for Seix Investment Grade Tax-Exempt Bond Fund is hereby replaced with the following:

Newfleet Intermediate Municipal Bond Fund	Virtus Newfleet Intermediate Municipal Bond Fund

The table setting forth investment advisory fees beginning on page 70 of the Fund’s SAI and the breakpoint discount listed below it, are hereby replaced with the following:

Fund	Investment Advisory Fee
Ceredex Large-Cap Value Equity Fund	0.70%
Ceredex Mid-Cap Value Equity Fund	0.75%
Ceredex Small-Cap Value Equity Fund	0.75%
Seix Core Bond Fund	0.25%
Seix Floating Rate High Income Fund	0.45%
Seix High Yield Fund	0.45%
Seix Total Return Bond Fund	0.25%
Seix U.S. Government Securities Ultra-Short Bond Fund	0.20%
SGA International Growth Fund	0.85%
Silvant Large-Cap Growth Stock Fund	0.45%
Zevenbergen Innovative Growth Stock Fund	0.80%

The above fees are also subject to breakpoint discounts at the following asset levels for each Fund:

First $500 million = none — no discount from full fee

Next $500 million = 5% discount from full fee

Next $4 billion = 10% discount from full fee

Over $5 billion = 15% discount from full fee

The Newfleet Intermediate Municipal Bond Fund pays the Adviser an investment management fee that is accrued daily against the value of the fund’s net assets at the following annual rate:

Fund	First $1 billion	$1+ billion
Newfleet Intermediate Municipal Bond Fund	0.45%	0.40%

Under “Subadvisers and Subadvisory Agreements” in the “Investment Advisory and Other Services Section beginning on page 72 of the Fund's SAI, the following paragraph is hereby inserted as the first paragraph on page 73:

-- End of Supplement Text --

Newfleet — Newfleet Intermediate Municipal Bond Fund

The Newfleet division of VFIA acts as subadviser to mutual funds and as adviser to institutions and individuals. As of December 31, 2025, the Newfleet division of VFIA managed approximately $16.8 billion in assets under management. Newfleet, which merged with and into VFIA on July 1, 2022, and the portfolio management team of which now operates as the Newfleet division of VFIA, had been an investment adviser since 1989.

For its services as a subadviser, the Adviser pays Newfleet a fee at the annual rate of 50% of the net advisory fee paid by Newfleet Intermediate Municipal Bond Fund.

Investors should retain this supplement with the SAI for future reference.

VAT 8622B/ Seix IGTEB Name Change (6/26)